Inventories	12 Months Ended
Dec. 31, 2025
Disclosure of inventories [abstract]
Inventories	INVENTORIES
As of December 31, 2025 and 2024, inventories were as follows:

	2025		2024
Refined and petrochemicals products	Ps.	52,481,991	Ps.	43,950,469
Crude oil	24,655,124		18,645,592
Products in transit	12,326,412		18,984,729
Materials and products in stock	6,558,991		6,320,011
Materials in transit	2,753,785		555,522
Gas and condensate products	124,657		113,666
	Ps.	98,900,960	Ps.	88,569,989
Ps. 569,575,553, Ps. 678,994,139 and Ps. 765,038,494 of PEMEX’s inventories were recognized as cost of sales as of December 31, 2025, 2024 and 2023, respectively.